Intangible Assets, Net - Schedule of Estimated Amortization Expenses (Detail) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
2019	¥ 14,116
2020	7,874
2021	2,954
2022	2,492
2023	¥ 2,490